LEASES - Right-of-use leased asset (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024
Right-of-use leased asset
Book value at the beginning of the period	$ 11,601,752
Depreciation of the period	760,728	$ 837,199
Book value at the end of the period	17,293,228		$ 11,601,752
Right-of-use leased asset
Right-of-use leased asset
Book value at the beginning of the period	20,979,597	21,163,192	21,163,192
Additions of the period	6,228,153		2,585,223
Additions from business combination			168,988
Disposals	(67,403)		(1,284,975)
Exchange differences	238,307		(1,652,831)
Book value at the end of the period	27,378,654		20,979,597
Depreciation
Right-of-use leased asset
Book value at the beginning of the period	(9,377,845)	$ (7,226,617)	(7,226,617)
Depreciation of the period	760,728		3,418,956
Disposals	(67,403)		(1,092,167)
Exchange differences	(14,256)		175,561
Book value at the end of the period	$ (10,085,426)		$ (9,377,845)